Investment in securities - Pledged Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Available-for-sale, amortized cost	$ 807	$ 1,387
Available-for-sale, fair value	842	1,456
Held-to-maturity, amortized cost	33,102	2,460
Held-to-maturity, fair value	$ 31,958	$ 2,623